BALANCE SHEET PARENTHETICAL (USD $)	Aug. 31, 2011
Preferred stock, par value	$ 0.001
Preferred stock, shares authorized	25,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common Stock, par value	$ 0.001
Common Stock, shares authorized	100,000,000
Common Stock, shares issued	1,000,000
Common Stock, shares outstanding	1,000,000